(6) Derivative Liabilities (Details) (USD $)	12 Months Ended					0 Months Ended		12 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative Financial Instruments, Liabilities	Dec. 31, 2011 Derivative Financial Instruments, Liabilities	Jul. 29, 2012 Derivative Financial Instruments, Liabilities	Jul. 29, 2012 Derivative Financial Instruments, Liabilities Fair Value, Inputs, Level 3	Dec. 31, 2011 Derivative Financial Instruments, Liabilities Fair Value, Inputs, Level 3	Dec. 31, 2012 Derivative Additional Investment Rights Liability	Dec. 31, 2011 Derivative Additional Investment Rights Liability	Jul. 29, 2012 Derivative Additional Investment Rights Liability	Jul. 29, 2012 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3	Dec. 31, 2011 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3	Jul. 29, 2012 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Minimum	Dec. 31, 2011 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Minimum	Jul. 29, 2012 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Maximum	Dec. 31, 2011 Derivative Additional Investment Rights Liability Fair Value, Inputs, Level 3 Maximum
Change in fair value of derivative liabilities	$ (279,000)	$ 62,000	$ 92,000	$ 40,000				$ (187,000)	$ 22,000
Derivative warrant liability		126,000		126,000	218,000
Change in fair value of derivative liabilities	279,000	(62,000)	(92,000)	(40,000)				187,000	(22,000)
Derivative additional investment rights liability		$ 235,000	$ 257,000							$ 422,000
Fair Value Assumptions, Conversion Price													$ 1.00	$ 1.00	$ 2.00	$ 2.00
Fair Value Assumptions, Expected Term						3 years 9 months	4 years 3 months 29 days				2 years	2 years 6 months 29 days
Fair Value Assumptions, Risk Free Interest Rate						0.65%	0.83%				0.34%	0.36%
Fair Value Assumptions, Expected Volatility Rate						78.00%	79.00%				78.00%	79.00%
Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%				0.00%	0.00%
Share Price						$ 1.18	$ 0.76				$ 1.18	$ 0.76